SA Allocation Moderately Aggressive Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	14.24%	12.55%
SA Alloc Mod Aggr Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.96%	7.41%	8.24%	7.47%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	6.93%	7.71%
Performance Inception Date	Sep. 26, 2016
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		11.56%	6.63%		6.46%